Stock-Based Compensation (Details) - Schedule of Stock Option Activity - Stock-Based Compensation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2010 Plan [Member]
Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Outstanding Ending Balance	853,507	1,035,035
Weighted- Average Exercise Price per Share, Outstanding Ending Balance	$ 2.91	$ 3.21
Weighted- Average Remaining Contractual Term (Years), Outstanding Ending Balance	5 years 8 months 12 days	5 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 5,688,501
Shares, Options Exercisable	797,393
Weighted- Average Exercise Price per Share, Options Exercisable	$ 2.57
Weighted- Average Remaining Contractual Term (Years), Options Exercisable	4 years 5 months 8 days
Aggregate Intrinsic Value, Options Exercisable
Shares, Option Vested	797,393
Weighted- Average Exercise Price per Share, Option Vested	$ 2.57
Weighted- Average Remaining Contractual Term (Years), Option Vested	4 years 5 months 8 days
Aggregate Intrinsic Value, Option Vested
Shares, Granted
Weighted- Average Exercise Price per Share, Granted
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted
Shares, Exercised	(59,729)
Weighted- Average Exercise Price per Share, Exercised	$ 2.09
Weighted- Average Remaining Contractual Term (Years), Exercised
Aggregate Intrinsic Value, Exercised
Shares, Forfeited	(61,289)
Weighted- Average Exercise Price per Share, Forfeited	$ 7.84
Weighted- Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Shares, Expired/Cancelled	(60,510)
Weighted- Average Exercise Price per Share, Expired/Cancelled	$ 4.44
Weighted- Average Remaining Contractual Term (Years), Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled
2020 Plan [Member]
Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Outstanding Ending Balance	1,711,112	1,602,850
Weighted- Average Exercise Price per Share, Outstanding Ending Balance	$ 11.71	$ 13.18
Weighted- Average Remaining Contractual Term (Years), Outstanding Ending Balance	8 years 5 months 15 days	9 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 46,920
Shares, Options Exercisable
Weighted- Average Exercise Price per Share, Options Exercisable
Weighted- Average Remaining Contractual Term (Years), Options Exercisable
Aggregate Intrinsic Value, Options Exercisable
Shares, Option Vested	609,022
Weighted- Average Exercise Price per Share, Option Vested	$ 13.38
Weighted- Average Remaining Contractual Term (Years), Option Vested	8 years 2 months 1 day
Aggregate Intrinsic Value, Option Vested
Shares, Granted	352,400
Weighted- Average Exercise Price per Share, Granted	$ 4.36
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted
Shares, Exercised
Weighted- Average Exercise Price per Share, Exercised
Weighted- Average Remaining Contractual Term (Years), Exercised
Aggregate Intrinsic Value, Exercised
Shares, Forfeited	(241,326)
Weighted- Average Exercise Price per Share, Forfeited	$ 10.04
Weighted- Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Shares, Expired/Cancelled	(2,812)
Weighted- Average Exercise Price per Share, Expired/Cancelled	$ 8.25
Weighted- Average Remaining Contractual Term (Years), Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled